Loans From Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Loans From Related Parties [Abstract]
Schedule of long-term and current portion of liability
December 31,
	2012	2011
Long- term liability (see c-j below)	1,435	557
Current maturities of long- term liability	234	133
	1,669	690

Summary of aggregate maturities of long-term loans
Year	Amount
2013	234
2014	363
2015	578
2016	363
2017 and thereafter	131
1,669